Fair value estimates (Details) - At fair value [member] - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		$ 185,175	$ 166,322
Financial liabilities, at fair value		122,246	111,602
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value		31,851	22,925
Loans and financing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	[1]	90,395	88,677
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		178,060	162,599
Financial liabilities, at fair value		122,246	111,602
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value		31,851	22,925
Level 2 of fair value hierarchy [member] | Loans and financing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	[1]	90,395	88,677
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		7,115
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		7,443	16,394
Derivatives [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		7,443	16,394
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		170,617	146,205
Trade receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		170,617	146,205
Investment In Equity Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	[2]	7,115	3,723
Investment In Equity Instruments [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	[2]	$ 7,115	3,723
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value			$ 3,723

[1]	Loans and financings are measured at amortized cost, except for certain contracts for which the Company has elected the fair value option.
[2]	To determine the fair value of the investments in equity instruments, the Company uses the share’s quotation as of the last day of the reporting period.